Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester® AMT-Free New York Municipal Fund))	0 Months Ended
Jan. 28, 2013
Class A
Operating Expenses:
Management Fees	0.46%
Disribution and/or Service (12b-1) Fees	0.24%
Interest and Related Expenses from Inverse Floaters	0.14%
Interest and Fees from Borrowing	0.09%
Other Expenses	0.05%
Total Other Expenses	0.28%
Total Annual Fund Operating Exenses	0.98%
Class B
Operating Expenses:
Management Fees	0.46%
Disribution and/or Service (12b-1) Fees	1.00%
Interest and Related Expenses from Inverse Floaters	0.14%
Interest and Fees from Borrowing	0.09%
Other Expenses	0.15%
Total Other Expenses	0.38%
Total Annual Fund Operating Exenses	1.84%
Class C
Operating Expenses:
Management Fees	0.46%
Disribution and/or Service (12b-1) Fees	1.00%
Interest and Related Expenses from Inverse Floaters	0.14%
Interest and Fees from Borrowing	0.09%
Other Expenses	0.07%
Total Other Expenses	0.30%
Total Annual Fund Operating Exenses	1.76%
Class Y
Operating Expenses:
Management Fees	0.46%
Disribution and/or Service (12b-1) Fees	none
Interest and Related Expenses from Inverse Floaters	0.14%
Interest and Fees from Borrowing	0.09%
Other Expenses	0.07%
Total Other Expenses	0.30%
Total Annual Fund Operating Exenses	0.76%